INTANGIBLE ASSETS (Narrative) (Details)			1 Months Ended		12 Months Ended
	Mar. 03, 2021	Nov. 10, 2016 USD ($)	Oct. 25, 2021 CAD ($)	Oct. 25, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2010	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about intangible assets [line items]
Consulting agreement, fee per month		$ 10,000
Consulting agreement, royalty on net sales	2.50%	2.50%
Termination settlement					$ 465,360
Royalty payment for the license			$ 27,000	$ 19,316
Payments for intangible assets			$ 810,000	$ 579,482
Royalty license fee term			10 years	10 years
Discount on royalty payment			50.00%	50.00%
Cumulative remaining license fees			$ 50,000	$ 35,770
Deposit							$ 0	$ 0
Manway securement systems [Member]
Disclosure of detailed information about intangible assets [line items]
Sales royalty						5.00%